SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator for earnings per share:
Net income (loss) attributable to the Company's ordinary shareholders	$ (230,996)	$ 132,002
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	11,675,216	11,640,820
Weighted average ordinary shares - diluted	11,675,216	11,640,820
Per share amount
Per share - basic	$ (0.02)	$ 0.01
Per share - diluted	$ (0.02)	$ 0.01